Document and Entity Information	0 Months Ended
Jan. 20, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 20, 2015
Registrant Name	PURISIMA FUNDS
Central Index Key	0001019946
Amendment Flag	false
Document Creation Date	Jan. 20, 2015
Document Effective Date	Jan. 20, 2015
Prospectus Date	Dec. 31, 2014
The Purisima All-Purpose Fund | The Purisima All-Purpose Fund
Risk/Return:
Trading Symbol	PURLX